Acquisitions and Dispositions (Schedule of Consolidated Statements of Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
East Ohio
Business Acquisition [Line Items]
Operating revenue	$ 729	$ 728	$ 677
Depreciation and amortization	76	71	55
Other operating expenses	444	428	397
Other income	72	50	49
Interest and related charges	37	33	25
Income tax expense	53	86	87
Net income from discontinued operations	191	160	162
DGP
Business Acquisition [Line Items]
Operating revenue	220	114	69
Depreciation and amortization	15	15	14
Impairment of assets and other charges	219
Other operating expenses	206	91	72
Income tax expense	(53)	5	(7)
Net income from discontinued operations	$ (167)	$ 3	$ (10)